Merchandise Inventory (Details) - Schedule of Merchandise Inventory - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Merchandise Inventory [Line Items]
Total merchandise inventory	$ 30,682	$ 43,555	$ 53,236
Less reserve for obsolescence	(589)	(1,789)	(843)
Total merchandise inventory, net	$ 30,093	41,766	52,393
Appliances [Member]
Schedule of Merchandise Inventory [Line Items]
Total merchandise inventory		39,702	49,631
Furniture and other [Member]
Schedule of Merchandise Inventory [Line Items]
Total merchandise inventory		$ 3,853	$ 3,605